Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
Schedule of components of lease cost

	Three Months Ended March 31,
	2025	2024
Short-term lease cost	$46,107	$38,667

	For the Year Ended December 31,
	2024	2023
Short-term lease cost	$175,170	$141,000